Related Party Transactions - Disclosure Of Operating Results On Account Of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Results On Account Of Related Party Transactions [Line Items]
Voyage expenses	$ 63,372	$ 55,310	$ 61,634
Total net operating income from the Luna Pool	41,754	32,611	$ 41,480
Total net income from the Luna Pool	(1,827)	(672)
Luna Pool Agency Limited [Member]
Disclosure Of Operating Results On Account Of Related Party Transactions [Line Items]
Time and Voyage Charter Revenues	49,613
Time and Voyage charter revenues from Luna Pool collaborative arrangements	12,830
Brokerage Commissions	(804)
Voyage expenses	(14,966)
Voyage Expenses—Luna Pool collaborative arrangements	(12,418)
Total net operating income from the Luna Pool	34,255
Other Income	199
Total net income from the Luna Pool	34,454
Ocean Yield Malta Limited [Member]
Disclosure Of Operating Results On Account Of Related Party Transactions [Line Items]
Total net income from the Luna Pool	(1,827)	(672)
Related Party Transaction, Amounts of Transaction	(1,827)	(672)
Ocean Yield Malta Limited [Member] | General and Administrative Costs [Member]
Disclosure Of Operating Results On Account Of Related Party Transactions [Line Items]
Related Party Transaction, Amounts of Transaction	(14)	(221)
Ocean Yield Malta Limited [Member] | Interest Expense [Member]
Disclosure Of Operating Results On Account Of Related Party Transactions [Line Items]
Related Party Transaction, Amounts of Transaction	$ (1,813)	$ (451)